OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF DETAILS OF OTHER CURRENT ASSETS

The details of other current assets as of December 31, 2023 and December 31, 2022 were as follows:

	2023	2022

Value added tax receivable	$2,207,983	$179,566
Prepaid taxes	651,925	816,138
Other	583,610	712,609
Total	$3,443,518	$1,708,313